Allowance for Loan Losses - Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	$ 194	$ 139
Individually Evaluated, Loans	5,569	6,089
Collectively Evaluated, Reserve	2,264	2,568
Collectively Evaluated, Loans	351,302	335,740
Total Reserve	2,458	2,707	$ 2,884	$ 3,738
Total Loans	356,871	341,829
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	22	16
Individually Evaluated, Loans	1,788	1,993
Collectively Evaluated, Reserve	1,379	1,388
Collectively Evaluated, Loans	208,022	190,229
Total Reserve	1,401	1,404	1,310	1,716
Total Loans	209,810	192,222
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	172	123
Individually Evaluated, Loans	3,781	4,096
Collectively Evaluated, Reserve	885	1,180
Collectively Evaluated, Loans	143,280	145,511
Total Reserve	1,057	1,303	$ 1,574	$ 2,022
Total Loans	$ 147,061	$ 149,607